Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 23.1%

Communication Services - 2.1%
Entertainment - 0.4%
Spotify Technology S.A.*	1,970	$984,882
Interactive Media & Services - 1.7%
Alphabet, Inc. - Class A	6,213	2,212,636
Meta Platforms, Inc. - Class A	3,508	1,952,938
Tencent Holdings Ltd. - ADR (China)	7,879	484,007
		4,649,581
Total Communication Services		5,634,463
Consumer Discretionary - 2.2%
Broadline Retail - 1.4%
Amazon.com, Inc.*	10,355	2,812,211
MercadoLibre, Inc. (Brazil)*	514	965,266
		3,777,477
Hotels, Restaurants & Leisure - 0.2%
Booking Holdings, Inc.	2,975	573,878
Specialty Retail - 0.6%
The TJX Companies, Inc.	9,692	1,524,939
Total Consumer Discretionary		5,876,294
Consumer Staples - 0.5%
Personal Care Products - 0.5%
L’Oreal S.A. - ADR (France)	14,544	1,295,289
Financials - 3.7%
Banks - 0.6%
NU Holdings Ltd. - Class A (Brazil)*	118,070	1,691,943
Capital Markets - 1.1%
BlackRock, Inc.	1,096	1,195,068
Deutsche Boerse AG - ADR (Germany)	17,734	534,148
Moody’s Corp.	1,171	560,183
Nasdaq, Inc.	5,985	563,727
		2,853,126
Financial Services - 1.8%
Mastercard, Inc. - Class A	4,122	2,362,318
Visa, Inc. - Class A	6,447	2,360,440
		4,722,758
Insurance - 0.2%
Admiral Group plc - ADR (United Kingdom)	12,163	619,462
Total Financials		9,887,289
Health Care - 3.5%
Biotechnology - 0.2%
Natera, Inc.*	1,951	522,400
Health Care Equipment & Supplies - 0.4%
The Cooper Companies, Inc.*	14,819	1,071,710
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	2,236	514,347
Cencora, Inc.	1,696	528,033
Elevance Health, Inc.	3,466	1,302,661

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Guardant Health, Inc.*	3,437	$556,760
McKesson Corp.	632	541,112
Molina Healthcare, Inc.*	6,703	1,311,241
Tenet Healthcare Corp.*	5,766	1,469,061
UnitedHealth Group, Inc.	2,422	1,003,677
		7,226,892
Pharmaceuticals - 0.2%
Sanofi S.A. - ADR	11,090	477,757
Total Health Care		9,298,759
Industrials - 3.9%
Aerospace & Defense - 0.6%
BAE Systems plc - ADR (United Kingdom)	4,838	549,451
HEICO Corp. - Class A	4,146	1,066,683
		1,616,134
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	17,962	1,872,000
Commercial Services & Supplies - 0.0%##
Rollins, Inc.	4,564	173,295
Electrical Equipment - 0.4%
AMETEK, Inc.	4,464	1,078,993
Ground Transportation - 0.6%
Knight-Swift Transportation Holdings, Inc.	22,271	1,548,503
Machinery - 0.5%
Atlas Copco AB - ADR (Sweden)	61,744	1,312,060
Professional Services - 0.4%
Experian plc - ADR	29,102	1,102,966
Trading Companies & Distributors - 0.7%
Diploma plc - ADR (United Kingdom)	8,476	216,138
IMCD N.V. - ADR (Netherlands)	18,779	1,031,155
MonotaRO Co. Ltd. - ADR (Japan)	44,070	551,007
		1,798,300
Total Industrials		10,502,251
Information Technology - 5.8%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	4,086	656,620
Halma plc - ADR (United Kingdom)	4,221	404,836
		1,061,456
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	868	440,657
ASML Holding N.V. (Netherlands)	554	902,466
Lam Research Corp.	1,499	439,237
NVIDIA Corp.	18,124	3,638,393

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	4,796	$1,938,783
		7,359,536
Software - 2.3%
Cadence Design Systems, Inc.*	1,561	530,771
Microsoft Corp.	9,396	4,366,509
ServiceNow, Inc.*	10,337	1,149,785
		6,047,065
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	3,071	948,663
Total Information Technology		15,416,720
Materials - 0.8%
Chemicals - 0.2%
Air Liquide S.A. - ADR (France)	15,550	612,048
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	78,918	846,790
Paper & Forest Products - 0.3%
West Fraser Timber Co. Ltd. (Canada)	11,431	741,301
Total Materials		2,200,139
Real Estate - 0.6%
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	6,908	1,014,163
Specialized REITs - 0.2%
Weyerhaeuser Co.	20,795	520,499
Total Real Estate		1,534,662
TOTAL COMMON STOCKS (Identified Cost $52,565,311)		61,645,866

CORPORATE BONDS - 18.4%

Non-Convertible Corporate Bonds- 18.4%
Communication Services - 1.3%
Interactive Media & Services - 0.8%
Meta Platforms, Inc., 5.25%, 5/15/2036	2,090,000	2,003,764
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	395,974
Wireless Telecommunication Services - 0.4%
Sprint Capital Corp., 8.75%, 3/15/2032	935,000	1,087,786
Total Communication Services		3,487,524
Consumer Discretionary - 1.2%
Diversified Consumer Services - 0.8%
Cornell Univ., 4.169%, 6/15/2030	2,220,000	2,179,328

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc., 4.65%, 3/16/2031	1,050,000	$1,035,150
Total Consumer Discretionary		3,214,478

Consumer Staples - 0.4%
Beverages - 0.4%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	1,250,000	1,062,786
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	1,270,000	1,087,040
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,390,000	1,500,084
Energy Transfer LP, 6.50%, 2/1/2042	1,460,000	1,496,224
Total Energy		4,083,348
Financials - 7.9%
Banks - 3.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	1,680,000	1,507,050
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	1,630,000	1,593,061
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	1,100,000	1,076,533
Huntington Bancshares, Inc., 2.55%, 2/4/2030	560,000	514,347
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	2,180,000	2,144,145
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	1,640,000	1,612,803
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	1,520,000	1,514,563
		9,962,502
Capital Markets - 1.3%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	1,050,000	1,027,520
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	330,000	330,346
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	2,080,000	2,100,266
		3,458,132
Consumer Finance - 0.7%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	1,930,000	2,010,006

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 1.4%
Apollo Global Management, Inc.
5.15%, 8/12/2035	1,110,000	$1,060,720
5.70%, 3/30/2036	1,050,000	1,035,814
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	1,100,000	1,074,276
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	229,871
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[4]	250,000	224,555
		3,625,236
Insurance - 0.8%
Athene Global Funding, 5.033%, 7/17/2030[2]	1,050,000	1,035,258
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	970,000	1,006,153
		2,041,411
Total Financials		21,097,287

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
VSP Optical Group, Inc., 5.40%, 6/1/2033[2]	1,040,000	1,028,752
Industrials - 0.8%
Construction Materials - 0.4%
Eagle Materials, Inc., 5.00%, 3/15/2036	1,110,000	1,045,585
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,050,000	1,009,003
Total Industrials		2,054,588
Information Technology - 0.6%
Software - 0.6%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	1,580,000	1,521,570
Materials - 1.2%
Metals & Mining - 1.2%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	1,625,000	1,562,136
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,578,890	1,563,998
Total Materials		3,126,134
Real Estate - 1.9%
Specialized REITs - 1.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[4]	470,000	470,080
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
Safehold GL Holdings LLC
2.85%, 1/15/2032	880,000	$776,729
6.10%, 4/1/2034	970,000	999,193
SBA Tower Trust
6.599%, 1/15/2028[2]	1,810,000	1,825,366
4.831%, 10/15/2029[2]	990,000	986,426
Total Real Estate		5,057,794
Utilities - 1.2%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	970,000	1,010,396
Duke Energy Florida LLC, 6.40%, 6/15/2038	960,000	1,022,510
		2,032,906
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,190,000	1,230,500
Total Utilities		3,263,406
TOTAL CORPORATE BONDS (Identified Cost $49,685,033)		48,997,667

U.S. TREASURY SECURITIES - 25.6%

U.S. Treasury Bonds - 13.4%
U.S. Treasury Bond
2.375%, 2/15/2042	15,095,000	10,580,651
3.00%, 5/15/2047	14,623,000	10,366,336
3.625%, 2/15/2053	13,675,000	10,403,684
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	2,350,541	2,175,444
2.375%, 2/15/2055	2,408,684	2,102,706
Total U.S. Treasury Bonds (Identified Cost $38,021,436)		35,628,821
U.S. Treasury Notes - 12.2%
U.S. Treasury Note
1.375%, 11/15/2031	6,341,000	5,427,995
4.125%, 11/15/2032	10,698,000	10,468,996
4.50%, 11/15/2033	5,603,000	5,574,985
4.25%, 11/15/2034	5,732,000	5,577,953
4.00%, 11/15/2035	5,752,000	5,453,615
Total U.S. Treasury Notes (Identified Cost $33,713,810)		32,503,544
TOTAL U.S. TREASURY SECURITIES (Identified Cost $71,735,246)		68,132,365

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES - 9.8%

Capital Street Master Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.770%, 5/16/2030[2,5]	1,310,000	$1,308,838
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	565,611	570,566
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	1,623,164
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	850,000	868,255
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	441,738	400,714
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,619,776
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,482,837
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.666%, 11/25/2074[2,5]	1,349,637	1,349,996
FIP Master Funding LLC, Series 2026- 1A, Class A1, 4.90%, 3/15/2056[2]	1,408,433	1,369,527
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[2,6]	866,124	863,764
GGAM Master Trust International Ltd., Series 2026-1A, Class A, (Cayman Islands), 5.861%, 9/30/2060[2]	535,000	530,717
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	930,857	900,176
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $1,669,976)[4]	1,670,000	1,669,185
MC Aviation Ltd., Series 2026-1A, Class A, (Cayman Islands), 5.824%, 7/15/2051[2]	1,050,000	1,042,301
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	886,689	878,099
Oryx Funding LLC, Series 2026-1A, Class A2, 6.299%, 6/5/2056[2]	1,375,000	1,366,553
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	143,108	143,942
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,141,101	1,124,992
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,113,596	1,119,477
Oxford Finance Funding Trust, 6.423%, 9/15/2035	682,991	682,486
PEAR LLC
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	821,084	824,093
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	308,321	307,984
RAM LLC, Series 2026-1, Class A, 5.463%, 6/15/2046[2]	710,397	706,797

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,058,102	$2,045,919
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	1,320,000	1,275,035

TOTAL ASSET-BACKED SECURITIES (Identified Cost $27,258,012)		26,075,193

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%

BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.566%, 11/15/2057[6]	570,000	577,292
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.076%, 2/15/2043[2,5]	1,050,000	1,051,445
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	30,283	28,092
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565%, 5/15/2043[2,6]	1,170,000	1,152,099
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	237,868	210,025
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	132,935	115,309
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,254,287	1,093,998
Series 2021-69, Class WJ, 1.50%, 10/25/2050	902,920	779,328
Finance Of America Structured Securities Trust, Series 2026-PC2, Class A1, 4.50%, 6/25/2056[2,6]	1,132,485	1,107,024
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,438,855	1,264,806
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.478%, 12/25/2051[2,5]	1,210,004	1,162,812
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	929,241	817,425
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	927,135	817,268
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,6]	1,409,320	1,238,459
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	970,095	826,377
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,6]	1,749,330	1,579,879
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	19,475	19,344
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,6]	22,993	20,557

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust (continued)
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,6]	53,088	$47,128
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	200,460	190,364
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	185,337	177,610
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	279,055	260,702
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	859,760	806,530
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	1,782,701	1,490,986
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	719,684	719,682
Onity Loan Investment Trust
Series 2026-HB2, Class A, 3.00%, 5/25/2039[2,6]	725,839	711,661
Series 2026-HB3, Class A, 3.00%, 6/25/2039[2,6]	882,396	863,104
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $170,848)[4,5]	170,846	170,839
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	453,746	414,909
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	1,150,037	978,540
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	2,070,699	1,658,460
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[6]	107,089	91,570
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	888,421	794,705
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	126,232	113,055
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	169,241	151,732
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,6]	50,212	44,181
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,5]	1,036,548	518,550
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	891,298	848,144
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.839%, 10/25/2048[2,5]	175,758	175,812
Velocity Commercial Capital Loan Trust, Series 2026-3, Class A, 5.71%, 7/25/2056[2,6]	757,843	754,712
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]	81,854	$75,154

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $28,905,455)		25,919,669

FOREIGN GOVERNMENT BONDS - 0.5%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]	1,375,000	1,372,931
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031 MXN	908,000	50,870

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,443,815)		1,423,801

MUNICIPAL BONDS - 2.3%

California, Public Impt., G.O. Bond, 7.50%, 4/1/2034	730,000	816,899
Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034	735,000	752,704
Oregon Local Governments, Various Purposes Impt., G.O. Bond, BAM, 6.095%, 6/1/2028	460,435	470,320
Phoenix, Public Impt., Series A, G.O. Bond, 5.269%, 7/1/2034	760,000	760,452
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026	3,460,000	3,436,185

TOTAL MUNICIPAL BONDS
(Identified Cost $6,284,929)		6,236,560

U.S. GOVERNMENT AGENCIES - 7.7%

Mortgage-Backed Securities - 7.7%
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	139,633	138,635
Pool #MA1903, UMBS, 4.50%, 5/1/2034	131,817	130,837
Pool #886904, UMBS, 6.50%, 9/1/2036	20,001	20,951
Pool #933521, UMBS, 5.00%, 1/1/2038	4,812	4,792
Pool #889260, UMBS, 5.00%, 4/1/2038	4,513	4,495
Pool #889576, UMBS, 6.00%, 4/1/2038	107,344	111,019
Pool #975840, UMBS, 5.00%, 5/1/2038	14,594	14,531
Pool #995196, UMBS, 6.00%, 7/1/2038	132,101	136,186

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #986458, UMBS, 6.00%, 8/1/2038	1,956	$2,023
Pool #987831, UMBS, 6.00%, 9/1/2038	7,498	7,755
Pool #990897, UMBS, 6.00%, 9/1/2038	10,726	10,906
Pool #AD0220, UMBS, 6.00%, 10/1/2038	18,620	19,196
Pool #257497, UMBS, 6.00%, 12/1/2038	4,723	4,885
Pool #971022, UMBS, 5.00%, 1/1/2039	8,584	8,547
Pool #AA1810, UMBS, 5.00%, 1/1/2039	27,054	26,937
Pool #983686, UMBS, 5.00%, 2/1/2039	11,593	11,542
Pool #AE0604, UMBS, 6.00%, 7/1/2039	123,935	127,767
Pool #AA6788, UMBS, 6.00%, 8/1/2039	97,222	100,661
Pool #AC0463, UMBS, 5.00%, 11/1/2039	10,688	10,640
Pool #AC5111, UMBS, 5.00%, 11/1/2039	18,618	18,535
Pool #MA0258, UMBS, 4.50%, 12/1/2039	196,861	192,122
Pool #MA0259, UMBS, 5.00%, 12/1/2039	12,673	12,616
Pool #AC8573, UMBS, 5.00%, 1/1/2040	15,972	15,901
Pool #AL1595, UMBS, 6.00%, 1/1/2040	125,893	130,203
Pool #AE0061, UMBS, 6.00%, 2/1/2040	52,598	54,400
Pool #AL0152, UMBS, 6.00%, 6/1/2040	216,309	223,715
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,787,750	1,574,738
Pool #AI5172, UMBS, 4.00%, 8/1/2041	115,570	109,150
Pool #AL1410, UMBS, 4.50%, 12/1/2041	251,588	244,569
Pool #AB4300, UMBS, 3.50%, 1/1/2042	54,984	50,651
Pool #MA4633, UMBS, 3.50%, 6/1/2042	909,672	838,351
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,184,418	1,118,763
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,132,916	1,119,377
Pool #FS4616, UMBS, 5.00%, 5/1/2043	2,648,831	2,624,456
Pool #AL7729, UMBS, 4.00%, 6/1/2043	126,555	119,525
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BC8677, UMBS, 4.00%, 5/1/2046	63,058	$58,718
Pool #BD6997, UMBS, 4.00%, 10/1/2046	90,403	84,197
Pool #BE3812, UMBS, 4.00%, 12/1/2046	88,158	82,106
Pool #BE7845, UMBS, 4.50%, 2/1/2047	116,465	112,017
Pool #AL8674, 5.618%, 1/1/2049	359,721	367,269
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,764,880	1,545,516
Pool #MA4807, UMBS, 5.50%, 11/1/2052	706,761	705,465
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	22,091	21,974
Pool #C91762, 4.50%, 5/1/2034	182,682	181,512
Pool #G03926, 6.00%, 2/1/2038	88,709	91,852
Pool #G05906, 6.00%, 4/1/2040	13,233	13,702
Pool #G06789, 6.00%, 5/1/2040	72,579	75,150
Pool #A92889, 4.50%, 7/1/2040	354,176	344,687
Pool #RB5167, UMBS, 3.50%, 7/1/2042	934,677	860,876
Pool #RB5188, UMBS, 4.00%, 10/1/2042	1,843,558	1,746,136
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,487,656	2,144,898
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,632,404	2,629,709
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	21,308	21,609

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,222,341)		20,426,770

SHORT-TERM INVESTMENT - 2.3%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[8]
(Identified Cost $6,184,827)	6,184,827	6,184,827

TOTAL INVESTMENTS - 99.4%
(Identified Cost $265,284,969)		265,042,718
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,473,456
NET ASSETS - 100%		$266,516,174

Investment Portfolio - July 31, 2026

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2026 was $61,297,647, which represented 23.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2026.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2026 was $2,534,659, or 1.0% of the Series’ Net Assets.

5Floating rate security. Rate shown is the rate in effect as of July 31, 2026.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2026.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2026.

8Rate shown is the current yield as of July 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,634,463	$5,634,463	$—	$—
Consumer Discretionary	5,876,294	5,876,294	—	—
Consumer Staples	1,295,289	1,295,289	—	—
Financials	9,887,289	9,887,289	—	—
Health Care	9,298,759	9,298,759	—	—
Industrials	10,502,251	10,502,251	—	—
Information Technology	15,416,720	15,416,720	—	—

Investment Portfolio - July 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$2,200,139	$2,200,139	$—	$—
Real Estate	1,534,662	1,534,662	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	88,559,135	—	88,559,135	—
States and political subdivisions (municipals)	6,236,560	—	6,236,560	—
Corporate debt:
Communication Services	3,487,524	—	3,487,524	—
Consumer Discretionary	3,214,478	—	3,214,478	—
Consumer Staples	1,062,786	—	1,062,786	—
Energy	4,083,348	—	4,083,348	—
Financials	21,097,287	—	21,097,287	—
Health Care	1,028,752	—	1,028,752	—
Industrials	2,054,588	—	2,054,588	—
Information Technology	1,521,570	—	1,521,570	—
Materials	3,126,134	—	3,126,134	—
Real Estate	5,057,794	—	5,057,794	—
Utilities	3,263,406	—	3,263,406	—
Asset-backed securities	26,075,193	—	26,075,193	—
Commercial mortgage-backed securities	25,919,669	—	25,919,669	—
Foreign government bonds	1,423,801	—	1,423,801	—
Short-Term Investment	6,184,827	6,184,827	—	—
Total assets	$265,042,718	$67,830,693	$197,212,025	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.